As filed with the Securities and Exchange Commission on May 22, 2019

Securities Act File No. 333-29253

Investment Company Act File No. 811-08253

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Post-Effective Amendment No. 32

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

Amendment No. 34

(Check appropriate box or boxes)

BOYAR VALUE FUND, INC.

(Exact Name of Registrant as Specified in Charter)

32 West 39th Street, 9th Floor

New York, New York 10018

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (212) 995-8300

Mr. Mark A. Boyar Boyar Value Fund, Inc. 32 West 39th Street, 9th Floor New York, New York 10018 (Name and Address of Agent for Service)
Copies to:
Mr. Sam Singh Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788	Mr. Leonard Pierce, Esq. Wilmer Cutler Pickering Hale and Dorr LLP 60 State Street Boston, MA 02109

It is proposed that this filing will become effective (check appropriate box)

[ X ] immediately upon filing pursuant to paragraph (b)

[  ] on [ ] pursuant to paragraph (b)

[  ] 60 days after filing pursuant to paragraph (a) of Rule 485

[  ] on (Date) pursuant to paragraph (a) of Rule 485

[  ] 75 days after filing pursuant to Rule 485, paragraph (a) (ii)

[  ] pursuant to Rule 485, paragraph (a) (ii)

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Hauppauge and State of New York on the 22nd day of May 2019.

BOYAR VALUE FUND, INC.

/s/ Sam Singh

Sam Singh

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Mark A. Boyar*	Chairman and Chief	May 22, 2019
Mark A. Boyar	Executive Officer

	President	May 22, 2019
/s/ Sam Singh	Principal Executive Officer
Sam Singh

	Treasurer	May 22, 2019
/s/ Dawn Borelli	Principal Financial and Accounting Officer
Dawn Borelli

/s/ Henry A. Alpert*	Director	May 22, 2019
Henry A. Alpert

/s/ Richard Finkelstein*	Director	May 22, 2019
Richard Finkelstein

/s/ Jay Petschek*	Director	May 22, 2019
Jay Petschek

*By:

/s/ Michael Wagner

Michael J. Wagner

Attorney-in-Fact– Pursuant to Powers of Attorney previously filed on April 30, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 12, and hereby incorporated by reference.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase